Note 18 - Assets Classified as Held for Sale (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total comprehensive income	$ (1,548)	$ (6,131)	$ (14,221)	$ (27,657)
Investment in Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment		50.00%	50.00%
Total comprehensive income			$ 0	$ 0